Subsequent Events - Additional Information (Detail) - USD ($)				1 Months Ended	2 Months Ended
	Aug. 19, 2026	Jun. 21, 2023	Jun. 20, 2023	Jul. 31, 2026	Sep. 30, 2026
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Common stock shares issued		600,000	600,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-40
Subsequent Event [Member] | Units [Member]
Subsequent Event [Line Items]
Common stock shares issued				288,375
Proceeds from Issuance of Common Stock				$ 6,000,000
Subsequent Event [Member] | Imperial Petroleum Inc [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Company paid dividends				$ 377,083
At The Market Offering [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock shares issued					2,000,000
Proceeds from Issuance of Common Stock					$ 4,300,000